Accounts receivable: (Tables)	12 Months Ended
Dec. 31, 2012
Accounts receivable:
Schedule of accounts receivable

	December 31, 2012	December 31, 2011

Customer trade receivable	$39,754	$43,181
Government funding receivable	541	582
Due from joint venture (note 21)	2,127	416
Other receivables	1,916	7,528
Income taxes receivable	172	—
Allowance for doubtful accounts	(321)	(785)

	$44,189	$50,922